SUPPLEMENT DATED NOVEMBER 6, 2007 TO THE
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

Dated May 1, 2007

1.

The information regarding Clark D. Wagner in the second paragraph on page 64 under the “Fund Management” section is deleted in its entirety and replaced with the following:

Clark D. Wagner, Director of Fixed Income, serves as Portfolio Manager of the Government Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund and as Co-Portfolio Manager of the Investment Grade Fund.  Mr. Wagner also serves as Portfolio Manager or Co-Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

2.

The following information is added after the second paragraph on page 64 under the “Fund Management”:

Steve Chan, CFA, serves as Co-Portfolio Manager of the Investment Grade Fund.  Mr. Chan also serves as a Co-Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in 2007, Mr. Chan was a Vice President and served as a credit analyst at Spectrum Asset Management (2002-2007), a unit of the Principal Financial Group.

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SUPPLEMENT DATED NOVEMBER 6, 2007 TO THE

FIRST INVESTORS LIFE SERIES FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Blue Chip Fund

Cash Management Fund

Discovery Fund
Focused Equity Fund

Government Fund

Growth & Income Fund

High Yield Fund

International Fund

Investment Grade Fund
Target Maturity 2007 Fund

Target Maturity 2010 Fund

Target Maturity 2015 Fund

Value Fund

Special Bond Fund

Dated May 1, 2007

1.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2006” on page I-12 is supplemented with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2006[1]
Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Steve Chan: Investment Grade	Other Registered Investment Companies	1	$301.8	None	$0
	Other Pooled Investment Vehicles	None	$0	None	$0
	Other Accounts	None	$0	None	$0

1 Information for Steve Chan is as of November 5, 2007.

2.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2006 on page I-18 is supplemented with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2006[2]
FIMCO’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Steve Chan	Investment Grade	None

2 Information for Steve Chan is as of November 5, 2007.

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